Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value of Financial Instruments
Schedule of fair value of assets and liabilities measured on a recurring basis

	As of March 31, 2012
	Fair Value Measurements Using Inputs Considered as
	Level 1	Level 2	Level 3
Assets
Marketable securities	$—	$8,546	$—
Derivatives	—	12,182	—

Liabilities
Derivatives	$—	$6,518	$—

	As of March 31, 2011
	Fair Value Measurements Using Inputs Considered as
	Level 1	Level 2	Level 3
Assets
Marketable securities	$—	$9,470	$—
Derivatives	—	49,407	—

Liabilities
Derivatives	$—	$—	$—

Schedule of carrying values and estimated fair values of assets and liabilities that are not measured on a recurring basis

	As of March 31, 2012		As of March 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Fixed rate debt	$932,002	$986,394	$1,219,709	$1,303,466
Variable rate debt	370,000	370,000	390,000	386,100